SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENT

Acquisition of Future Land Use Right

On February 26, 2013, Henan Green Complex Materials Co., Ltd. ("Henan Green"), the indirectly wholly owned subsidiary of the Company, entered into an equity/asset transfer agreement ("the "Equity Transfer Agreement") with the Zhengzhou Company pursuant to which Henan Green acquired 100% ownership of Zhengzhou Company.

The business combination and related deposits in previous consolidated financial statements for the year ended December 31, 2012 dated April 30, 2013 have been re-characterized as an acquisition of future land use rights as the Company has determined that this presentation better reflects the substance of the transaction.. As a result, certain revisions were made to the notes to the consolidated financial statements which are reflected in Notes 10, 17, 22. In addition, the Company revised the consolidated balance sheet as of December 31, 2012 by reclassifying amounts totaling $24,076,660 previously reported as "Deposit on acquisition of business" to "Deposits on acquisition of future land use right" and revised certain cash flows from investing activities in the consolidated statement of cash flows for the year ended December 31, 2012 by reclassifying amounts totaling $11,112,875 from "Deposit payment to investing business" to "Payment of acquisition of future land use right."

The following table summarizes the carryover of the historical cost of the land use right of Zhengzhou Company at the acquisition date.

Land use right	$17,444,274
Cash consideration	43,630,631
Difference	$26,186,357

100% of the above difference was recorded in related earnings as dividend paid because it was acquired from a related party.

Acquisition of future land use right at cost values which was translated at closing rate of June 30, 2013. Based on the independent appraisal report, no impairment was recognized as of December 31, 2012.

The Equity Transfer Agreement and the transactions contemplated thereby were approved by both the Company's Board of Directors and the Audit Committee of the Board, which consists of three independent directors.